Balance Sheet Components - Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet Components
Accrued commercial and research and development manufacturing	$ 12,449	$ 23,470
Accrued co-development costs and milestone payments	12,500	26,812
Accrued royalties	1,498	42,031
Royalty fee derivative liability (Notes 3 and 9)	13,620
Revenue participation liability, current (Note 9)	1,148
Accrued other	17,382	7,628
Lease liabilities, current	1,691	2,145
Contingent consideration, current		3,300
Total Accrued and other current liabilities - subtotal	60,288	105,386
Less: Accrued and other current liabilities, net from liabilities of discontinued operations, current		(11,480)
Total Accrued and other current liabilities	$ 60,288	$ 93,906